Provisions	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Provisions

22. Provisions

	As at June 30
(US dollars in thousands)	2025	2024	2023
Current provisions
Employee entitlements	43	11	502
Fiscal	2,193	2,038	1,174
Litigation	811	181	-
Warranty	-	-	102
Total current provisions	3,047	2,230	1,778

Non-current provisions
Employee entitlements	17	13	76
Litigation	-	44	-
Total non-current provisions	17	57	76

Total provisions	3,064	2,287	1,855

In the year ended June 30, 2025, the Company has setup a provision relating to the ongoing dispute with a prior client, Accès Industriel in Canada for the settlement of $596,000 which they initially paid as part of the sales contracts for Tembo EUV conversions. Additionally, during the year, provisions were also made on disputes with Salesforce, Workato and ComplianceQuest amounting to $115,000, $40,000 and $60,000, respectively. On the other hand, a litigation provision of $0.2 million was made in the accounts in FY24 as settlement of the lawsuit with the Estate of the Late W.Q. Richards over Caret leases TX144 and TX145. This suit was subsequently settled and utilized in FY25.

In the year ended June 30, 2025, the Company also incurred non-recurring costs of $0.2 million (June 30, 2024: $0.9 million; June 30, 2023: $1.2 million) relating to the provision for VAT liability that is assessed by HMRC.

In our FY23 accounts, a provision of $1 million was made for the potential failure to convince HMRC that the VAT claims made by VivoPower International PLC (PLC) were correct and should be refunded to the company. During FY24, HMRC cancelled the VAT Registration for PLC on the basis that the claim had no merit. Post year-end, PLC has lodged a formal appeal with HMRC and is currently considering further options, which may include seeking a Tribunal hearing if necessary.

Also, in FY24 HMRC cancelled the VAT registration of VivoPower International Services Ltd (VISL) due to outstanding payments. Post year end VISL has lodged a formal appeal with HMRC. Should this appeal fail we then plan to insist on a Tribunal hearing.

Additionally, post-year end both PLC and VISL have engaged a UK based legal firm specializing in solving VAT issues with HMRC.

Warranty provisions in Australia relate to the servicing of generators and is based on a percentage of revenue generated. For FY24, this provision is no longer required as the acquirer of Kenshaw has taken responsibility for this.

Employee entitlements during the year include provisions for annual leave.

(US dollars in thousands)	Employee Entitlements	Remediation	Fiscal	Litigation	Warranty	Total
At June 30, 2023	578	-	1,174	-	102	1,854
Foreign exchange	4	-	-	-	1	5
Additional provisions	63	-	864	225	-	1,152
Disposals and transfers to assets held for sale	(621)	-	-	-	(103)	(724)
At June 30, 2024	24	-	2,038	225	-	2,287
Foreign exchange	(1)	-	-	-	-	(1)
Additional provisions	37	-	155	811	-	1,003
Provisions utilized	-	-	-	(225)	-	(225)
At June 30, 2025	60		2,193	811	-	3,064